Long -Term Deferred Expenses - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Schedule of Capitalization, Long-term Debt [Line Items]
Arrangement fee for long-term loans	$ 2,946	18,355	42,586